Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments - Summary of Cash and Cash Equivalents, Restricted Cash and Restricted Investments (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalent Item [Line Items]
Cash and cash equivalents	$ 892.5	$ 743.0	$ 806.8
Restricted cash and cash equivalents	196.5	203.6	212.3
Total cash, cash equivalents and restricted cash	1,089.0	946.6	$ 1,019.1	$ 964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,090.1	1,328.7
Total cash, cash equivalents, restricted cash and restricted investments	2,179.1	2,275.3
Financial Standby Letter of Credit
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	17.3	51.6
Reinsurance Contracts
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	$ 179.2	$ 152.0